Description of Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	2 months
Requisite employee age	18 years
Vesting percentage	100.00%
Vesting term	2 years
Discretionary contribution, vesting term	6 years
Investment, percentage	25.00%
Forfeitures to reduce employer contribution	$ 441,656
Forfeitures to reduce plan expenses	46,930
Forfeited nonvested account	188,741	$ 67,998
EBP, Involuntary Cash-out Limit	$ 7,000
Maximum borrowing to total account	50.00%
Minimum borrowing	$ 1,000
Maximum borrowing	$ 50,000
Maximum number of loans permitted at one time | loan	1
General loan maximum borrowing term	5 years
Primary residence, maximum borrowing term	15 years
Basis spread on variable rate	1.00%
Employer Matching Contribution, Tranche 1
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	100.00%
Participant compensation matched, percentage	2.00%
Employer Matching Contribution, Tranche 2
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	50.00%
Participant compensation matched, percentage	4.00%
Minimum
EBP, Description of Plan [Line Items]
Participant interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant interest rate	10.50%